Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current Assets:
Cash and cash equivalents		$ 54,009,557	$ 17,884,684
Accounts receivable, net		1,029,110	990,913
Advances to suppliers, net		73,912	1,290,551
Inventories, net		231,713	82,820
Other current assets		6,373,366	554,578
Total Current Assets		61,717,658	20,803,546
Non-Current Assets:
Property and Equipment, net		339,742
Right-of-use assets		52,497	41,235
Intangible Assets,net		31,044,704	29,889,164
Total Non-Current Assets		31,436,943	29,930,399
TOTAL ASSETS		93,154,601	50,733,945
Current Liabilities:
Accounts payable		862,603	866,929
Contract liabilities		5,862	5,689
Lease liabilities		25,140	17,758
Accrued expenses and other current liabilities		1,072,254	425,215
Total Current Liabilities		1,965,859	1,315,591
Non-Current Liabilities:
Lease liabilities		27,357	23,477
Total Non-Current Liabilities		27,357	23,477
TOTAL LIABILITIES		1,993,216	1,339,068
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Ordinary Shares, no par value, unlimited shares authorized; 26,330,471 and 156,434 shares issued and outstanding as of June 30, 2026 and December 31, 2025 respectively	[1]
Additional paid-in capital		160,068,680	101,235,450
Accumulated deficit		(62,471,192)	(46,623,779)
Accumulated other comprehensive loss		(6,436,103)	(5,216,794)
Equity attributable to owners of the Company		91,161,385	49,394,877
TOTAL STOCKHOLDERS’ EQUITY		91,161,385	49,394,877
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 93,154,601	$ 50,733,945

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12 and Note 17)